Stock-Based Compensation (Details) - shares		1 Months Ended	12 Months Ended
	Dec. 01, 2020	Jun. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Shares remained available for future awards			3,145,945
Deferred shares granted to employees, non-employee directors and consultants	1,486,504
2020 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued		4,632,449	1,486,504